Summary Of Prepayments And Other Current Assets (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from a third-party financial institution	[1]				¥ 89,969	¥ 92,012
Prepayments to vendors					17,131	11,513
Deposits					5,816	7,917
Receivables from third-party online payment platform					12,392	3,143
Deductible VAT					8,844	7,117
Staff advances					622	878
Others					4,969	4,629
Sub-total					139,743	127,209
Less: allowance for expected credit loss of receivables					(90,060)	(92,103)
Total			$ 7,105		¥ 49,683	¥ 35,106
Receivables from a third-party financial institution subject to a risk of default | $		$ 12,800
Allowance of provision for credit loss			$ 12,800	¥ 90,000

[1]	In March 2024, the Company encountered difficulties obtaining response from a third-party financial institution in which the Company had US$12.8 million deposit remaining. The Company had recorded a full allowance of provision for credit loss amounting to US$12.8 million (RMB90.0 million) for the Relevant Deposit for the year ended December 31, 2025. The Company’s management has been continuously following up on the subsequent developments of the matter by seeking legal advice on the various possibilities. As of the report date, there has been no substantial progress in this matter.